Organization and Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Mar. 25, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense		$ 1,900,000	$ 1,300,000
Aggregate gross proceeds		50,800,000
Cash, FDIC Insured Amount		250,000
Operating lease, Liability		28,310,000
Maximum | Accounting Standards Update 2016-02
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, Liability				$ 9,000,000
Minimum | Accounting Standards Update 2016-02
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, Liability				$ 7,000,000
401(k)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Defined contribution plan, Cost		$ 0	$ 0
Subsequent Event | Tailwind Two
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and marketable securities held in trust	$ 29,000,000
Aggregate gross proceeds	51,000,000
Subsequent Event | Tailwind Two Merger
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Goodwill	0
Intangible assets acquired	$ 0
Subsequent Event | Tailwind Two Merger | Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange ratio	27.585